Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Data (Unaudited)

(19) Quarterly Financial Data (Unaudited)

The tables below represent the “as adjusted” balances for the selected quarterly financial data of the Company for each reporting period in the years ended December 31, 2013 and 2012. See Note (1)(c) Adjustment to Previously Reported Amounts for further information.

	Year 2013 Quarters
	March 31	June 30	September 30	December 31
Net revenues	$276,605	$327,744	$321,141	$320,352
Net revenues less direct advertising expenses	$170,086	$217,021	$211,501	$210,390
Net (loss) income applicable to common stock	$(10,354)	$23,031	$17,003	$10,094
Net (loss) income per common share basic	$(0.11)	$0.24	$0.18	$0.11
Net (loss) income per common share — diluted	$(0.11)	$0.24	$0.18	$0.11

	Year 2012 Quarters
	March 31	June 30	September 30	December 31
Net revenues	$262,465	$301,106	$309,526	$306,639
Net revenues less direct advertising expenses	$159,042	$196,035	$205,681	$200,440
Net (loss) income applicable to common stock	$(25,209)	$11,534	$13,381	$7,819
Net (loss) income per common share basic	$(0.27)	$0.13	$0.14	$0.08
Net (loss) income per common share — diluted	$(0.27)	$0.13	$0.14	$0.08

The tables below represent the “as previously reported” balances for the selected quarterly financial data of the Company for the quarters ended March 31, June 30 and September 30, 2013 and all reporting periods in the year ended December 31, 2012.

	Year 2013 Quarters
	March 31	June 30	September 30
Net revenues	$283,479	$324,684	$323,184
Net revenues less direct advertising expenses	$176,960	$213,961	$213,544
Net (loss) income applicable to common stock	$(6,161)	$21,164	$18,249
Net (loss) income per common share basic	$(0.07)	$0.22	$0.09
Net (loss) income per common share — diluted	$(0.07)	$0.22	$0.09

	Year 2012 Quarters
	March 31	June 30	September 30	December 31
Net revenues	$266,238	$304,872	$306,286	$305,505
Net revenues less direct advertising expenses	$162,815	$199,801	$202,441	$199,306
Net (loss) income applicable to common stock	$(22,907)	$13,831	$11,405	$7,127
Net (loss) income per common share basic	$(0.25)	$0.15	$0.12	$0.08
Net (loss) income per common share — diluted	$(0.25)	$0.15	$0.12	$0.08

LAMAR MEDIA CORP [Member]
Quarterly Financial Data (Unaudited)

(8) Quarterly Financial Data (Unaudited)

The tables below represent the “as adjusted” balances for the selected quarterly financial data of the Company for each reporting period in the years ended December 31, 2013 and 2012. See Note (1)(c) Adjustment to Previously Reported Amounts for further information.

	Year 2013 Quarters
	March 31	June 30	September 30	December 31
Net revenues	$276,605	$327,744	$321,141	$320,352
Net revenues less direct advertising expenses	$170,086	$217,021	$211,501	$210,390
Net (loss) income	$(10,212)	$23,178	$17,144	$10,228

	Year 2012 Quarters
	March 31	June 30	September 30	December 31
Net revenues	$262,465	$301,106	$309,526	$306,639
Net revenues less direct advertising expenses	$159,042	$196,035	$205,681	$200,440
Net (loss) income	$(25,127)	$11,695	$13,561	$7,986

The tables below represent the “as previously reported” balances for the selected quarterly financial data of the Company for the quarters ended March 31, June 30 and September 30, 2013 and all reporting periods in the year ended December 31, 2012.

	Year 2013 Quarters
	March 31	June 30	September 30
Net revenues	$283,479	$324,684	$323,184
Net revenues less direct advertising expenses	$176,960	$213,961	$213,544
Net (loss) income	$(6,019)	$21,311	$18,390

	Year 2012 Quarters
	March 31	June 30	September 30	December 31
Net revenues	$266,238	$304,872	$306,286	$305,505
Net revenues less direct advertising expenses	$162,815	$199,801	$202,441	$199,306
Net (loss) income	$(22,825)	$13,992	$11,585	$7,294